LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN TAX AWARE ENHANCED INCOME FUND

December 1, 1999

Dear Shareholder,

1999 has been a volatile year for bonds and for the J.P. Morgan Tax Aware Enhanced Income Fund. The J.P. Morgan Tax Aware Enhanced Income Fund:
Institutional Shares returned 1.46%, while the J.P. Morgan Tax Aware Enhanced Income Fund: Select Shares posted a 1.34% return. Both compare favorably to the 0.38% return of the Lipper Short-Intermediate Investment Grade Debt Funds Average. However, they underperformed their benchmark, the Merrill Lynch 3-Month U.S. Treasury Bill Index, which posted 2.51% for the six months ended October 31, 1999.

As of October 31, 1999, the J.P. Morgan Tax Aware Enhanced Income Fund:
Institutional Shares' and the J.P. Morgan Tax Aware Enhanced Income Fund: Select Shares' net assets were approximately $355 million and $28 million, respectively. For both share classes, dividends of approximately $0.04 per share were paid from ordinary income of which approximately $0.03 is exempt from federal income tax. On July 27, both share classes had a share split. The split lowered each net asset value to $1.99, which was intended to reduce overall principal price volatility. The total amount of your investment did not change as a result of the split.

This report includes a discussion with Richard Oswald, the portfolio manager primarily responsible for the J.P. Morgan Tax Aware Enhanced Income Fund. In this interview, Dick discusses the events in the fixed income markets, portfolio performance, and what he sees on the horizon.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS............1    FUND FACTS AND HIGHLIGHTS.........6

FUND PERFORMANCE......................2    FINANCIAL STATEMENTS..............8

PORTFOLIO MANAGER Q&A.................4
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment of $5,000,000 (the minimum investment in the fund). The chart at right shows that $5,000,000 invested on April 30, 1999*, would have grown to $5,073,173 on October 31, 1999.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


GROWTH OF $5,000,000 OVER 6 MONTHS
APRIL 30, 1999* - OCTOBER 31, 1999

[GRAPH]

JP MORGAN INSTITUTIONAL                                       LIPPER SHORT-INTERMEDIATE
TAX AWARE ENHANCED INCOME        FUND                         GRADE DEBT FUNDS AVERAGE              BENCHMARK
                                 PLOT POINTS                  PLOT POINTS                           PLOT POINTS
-------------------------------------------------------------------------------------------------------------------
 4/30/99                             5,000,000                    5,000,000                             5,000,000
 5/31/99                             5,013,972                    4,970,500                             5,019,451
 6/30/99                             5,003,837                    4,971,494                             5,040,418
 7/31/99                             5,020,835                    4,967,020                             5,060,980
 8/31/99                             5,038,140                    4,968,510                             5,081,341
 9/30/99                             5,055,245                    5,007,761                             5,105,339
10/31/99                          5,073,173.09                 5,019,278.94                          5,125,436.77

PERFORMANCE                                                       TOTAL RETURNS
                                                                 --------------------------------------------------
                                                                  ONE               THREE               SINCE
AS OF OCTOBER 31, 1999                                            MONTH             MONTHS              INCEPTION*
-------------------------------------------------------------------------------------------------------------------
J.P. Morgan Tax Aware Enhanced
   Income Fund: Institutional Shares                               0.35%             1.04%               1.46%
Merrill Lynch 3 Month
   U.S. Treasury Bill Index**                                      0.39%             1.27%               2.51%
Lipper Short-Intermediate Investment
   Grade Debt Funds Average                                        0.23%             1.06%               0.38%

AS OF SEPTEMBER 30, 1999
-------------------------------------------------------------------------------------------------------------------
J.P. Morgan Tax Aware Enhanced
   Income Fund: Institutional Shares                               0.34%             1.03%               1.21%
Merrill Lynch 3 Month
   U.S. Treasury Bill Index**                                      0.47%             1.29%               2.48%
Lipper Short-Intermediate Investment
   Grade Debt Funds Average                                        0.83%             0.82%               0.51%

*THE INSTITUTIONAL SHARES COMMENCED OPERATIONS ON APRIL 16, 1999 AND HAVE PROVIDED A TOTAL RETURN OF 1.57% FROM THAT DATE THROUGH OCTOBER 31, 1999. FOR THE PURPOSE OF COMPARISON, "SINCE INCEPTION" RETURNS IN THE TABLES ABOVE ARE CALCULATED FROM APRIL 30, 1999.

**THE MERRILL LYNCH 3 MONTH U.S. TREASURY BILL INDEX IS AN UNMANAGED INDEX THAT TRACKS THE PERFORMANCE OF THE 3-MONTH U.S. TREASURY MARKET.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT THE REIMBURSEMENT OF CERTAIN EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

FUND PERFORMANCE

EXAMINING PERFORMANCE

There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment of $10,000. The chart at right shows that $10,000 invested on April 30, 1999*, would have grown to $10,134 on October 31, 1999.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


GROWTH OF $10,000 OVER 6 MONTHS
APRIL 30, 1999* - OCTOBER 31, 1999

[GRAPH]

JP MORGAN TAX AWARE
ENHANCED INCOME                                            LIPPER SHORT-INTERMEDIATE
SELECT SHARES                    FUND                      GRADE DEBT FUNDS AVERAGE           BENCHMARK
                                 PLOT POINTS               PLOT POINTS                        PLOT POINTS
-------------------------------------------------------------------------------------------------------------------
 4/30/99                             10,000                    10,000                             10,000
 5/31/99                             10,026                     9,941                             10,039
 6/30/99                             10,004                     9,943                             10,081
 7/31/99                             10,036                     9,934                             10,122
 8/31/99                             10,068                     9,937                             10,163
 9/30/99                             10,100                    10,016                             10,211
10/31/99                          10,134.17                 10,038.56                          10,250.87

PERFORMANCE                                                       TOTAL RETURNS
                                                                 --------------------------------------------------
                                                                  ONE               THREE               SINCE
AS OF OCTOBER 31, 1999                                            MONTH             MONTHS              INCEPTION*
-------------------------------------------------------------------------------------------------------------------
J.P. Morgan Tax Aware Enhanced
   Income Fund: Select Shares                                      0.33%             0.98%               1.34%
Merrill Lynch 3 Month
   U.S. Treasury Bill Index**                                      0.39%             1.27%               2.51%
Lipper Short-Intermediate Investment
   Grade Debt Funds Average                                        0.23%             1.06%               0.38%

AS OF SEPTEMBER 30, 1999
-------------------------------------------------------------------------------------------------------------------
J.P. Morgan Tax Aware Enhanced
   Income Fund: Select Shares                                      0.32%             0.96%               1.11%
Merrill Lynch 3 Month
   U.S. Treasury Bill Index**                                      0.47%             1.29%               2.48%
Lipper Short-Intermediate Investment
   Grade Debt Funds Average                                        0.83%             0.82%               0.51%

*THE SELECT SHARES COMMENCED OPERATIONS ON MAY 4, 1999. PERFORMANCE FROM
APRIL 16, 1999 TO MAY 4, 1999 REFLECTS THE HISTORICAL PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES, WHICH HAVE A LOWER EXPENSE RATIO. FOR THE PURPOSE OF COMPARISON, "SINCE INCEPTION" RETURNS IN THE TABLES ABOVE ARE CALCULATED FROM APRIL 30, 1999. THE SELECT SHARES' TOTAL RETURN FROM COMMENCEMENT OF
OPERATIONS ON MAY 4, 1999 TO OCTOBER 31, 1999 IS 1.29%.

**THE MERRILL LYNCH 3 MONTH U.S. TREASURY BILL INDEX IS AN UNMANAGED INDEX THAT TRACKS THE PERFORMANCE OF THE 3-MONTH U.S. TREASURY MARKET.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with RICHARD OSWALD, vice president, who is responsible for managing the J.P. Morgan Tax Aware Enhanced Income Fund. Dick joined Morgan in October 1996 after eight years with CBS Inc., where he served as corporate treasurer and president of the company's investment subsidiary. Dick has also held financial positions with Primerica Corporation and Price Waterhouse. He earned a B.A. from the University of Toronto and an M.B.A. from the Rochester Institute of Technology, and is licensed as a C.P.A. in New York State. This interview was conducted on November 5, 1999, and represents Dick's views on that date.

THE FUND INVESTS IN BOTH TAX-EXEMPT AND SHORT-TERM TAXABLE SECURITIES, HOW DID THOSE MARKETS FAIR SINCE THE FUND'S INCEPTION?

RO: The past year has been a volatile one for the financial markets and has kept the U.S. Federal Reserve on its toes. The crises that plagued the global economy from August through October last year prompted the Fed to act three times in the last four months of 1998, lowering the federal funds rate 75 basis points to 4.75%. The ensuing pace of global recovery surprised many market participants, but the Fed's actions served its purposes: keeping the global economy on an even keel and promoting growth within the U.S. economy. The Fed then found itself with an economy growing above trend albeit with benign inflation and subdued wage pressures. In an effort to slow growth and create a "soft landing" the Fed raised rates twice (in June and August), bringing the Fed Funds rate back to 5.25%.

At the same time that the Fed is tightening monetary policy, a liquidity crunch is developing. Market makers, leery of taking risks following last fall's crises, have dramatically reduced their inventories. In addition, there is a general undercurrent of "what if Y2K really is a problem" that has both investors and issuers heading for the sidelines for the remainder of the year. Also - and this is a longer-term trend - because of the budget surplus, the Treasury has been able to reduce issuance.

Fed activity affected the tax-exempt markets as well, but not as strongly as is typical. At the end of April, short-term tax-exempt interest rates spiked 100 basis points, as individuals used money from their money market funds to pay taxes. This seasonal affect reversed in May and short-term interest rates returned to "normal" levels. Although shorter-term rates tend to be sensitive to rate movements, they did not track the Fed's 50 basis point increase. Actually, short-term municipal rates have not kept pace with Fed activity for some time now: reduced supply in the second half of the year and greater demand for floating rate notes kept short-term rates lower than they normally would be. At the same time, however, in the 1- to 5-year sector rates rose 75 to 80 basis points.

HOW DID THE FUND PERFORM OVER THAT TIME?

RO: For the most part the fund has performed very well and met our expectations. In June, however, the net asset value of the fund fell by $0.01 which had a 0.5% negative effect on performance. During April, we kept exposure to tax-exempts high because of the attractive short-term yields. As rates came back down in May, we gradually moved out of short-term municipals, pushing duration out toward our 1-year target to capture additional yield. The fund's longer average duration hurt us in June as longer-term rates rose in anticipation of the Fed's 0.25% increase in the Fed Funds rate. However, as more assets came into the fund, we let duration drift a bit shorter due to concerns that the 2- to 5-years rates would continue to rise. As short-term rates fell in May and June, hitting periodic lows, we also began to add cheaper taxable money market securities, which had higher relative yields.

WHAT DO YOU SEE AHEAD FOR THESE MARKETS? HOW WILL YOU POSITION THE FUND AS A RESULT?

RO: The Fed is caught in an interesting position: it has to provide liquidity at a time when it must also raise interest rates to dampen growth. The Fed will be adding liquidity through a currency facility, a bank loan facility (through the discount loan window), and a temporarily expanded repo facility. In addition to the accommodative actions of the Fed, the Treasury is issuing cash management bills over the year-end and Fannie Mae has instituted weekly 3- and 6-month auctions. At this point, we anticipate demand to outstrip supply, driving down the yields on these securities. We still expect the Fed to raise rates at least one more time in the next few months. While wage pressures may still be in check, the size of the current account deficit and the weakening dollar, and, of course, the continued strength of the economy, are concerns for the Fed.

The fund is currently invested in about 90% in municipal bonds and 10% taxable securities. We have been buying A2/P2 commercial paper, capitalizing on the attractive yield levels. Because we remain cautious about interest rates, we will keep duration around three-quarters of a year, slightly under our target. We will selectively and opportunistically buy longer duration debt. Though we do not anticipate any major problems and are not making any significant changes to the portfolio ahead of Y2K, we will maintain a high degree of liquidity over year-end to handle cashflows or take advantage of investment opportunities.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Tax Aware Enhanced Income Fund seeks to provide high current after tax income consistent with principal preservation by investing in tax exempt and taxable fixed income securities.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
INSTITUTIONAL SHARES: 4/16/99
SELECT SHARES: 5/6/99

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 10/31/99
INSTITUTIONAL SHARES: $354,823,191
SELECT SHARES: $27,722,587

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 10/31/99
$382,545,778

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATE
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/13/99

EXPENSE RATIOS
INSTITUTIONAL SHARES: 0.25%
SELECT SHARES: 0.50%
The current annualized expense ratios cover shareholders' expenses for custody, tax reporting, and investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF OCTOBER 31, 1999

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

-   AUCTION RATE DEBT BONDS 39.6%

-   PRE-REFUNDED & ETM 15.4%

-   GENERAL OBLIGATION 9.9%

-   REVENUE BONDS 9.0%

-   VARIABLE RATE DEMAND NOTES 6.5%

-   TAXABLE MUNICIPALS 4.0%

-   CORPORATE OBLIGATIONS 3.9%

-   PRIVATE PLACEMENTS 2.9%

-   ASSET-BACKED SECURITIES 3.3%
    INSURED 3.3%

-   COMMERCIAL PAPER 1.3%

-   U.S. TREASURIES 0.1%
    RANS, TRANS, AND BANS 0.8%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Opinions expressed herein are based on current market conditions and are subject to change without notice.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 (INSTITUTIONAL SHARES) OR
(800) 521-5411 (SELECT SHARES) FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                           MOODY'S/
  PRINCIPAL                                                                  S&P
    AMOUNT                                                 SECURITY        RATINGS        MATURITY
(IN THOUSANDS)            SECURITY DESCRIPTION               TYPE        (UNAUDITED)        DATE        RATE          VALUE
--------------  ----------------------------------------  -----------  ----------------  -----------  ---------  ---------------
LONG-TERM INVESTMENTS (79.4%)
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (3.3%)
   $ 5,000      Metris Master Trust,
                  (Series 1996-1, Class B)..............                     A2/A        02/20/02       6.800%    $  5,001,550
     5,000      Peco Energy Transition Trust,
                  (Series 1999-A, Class A3).............                   Aaa/AAA       03/01/06       6.020        4,959,350
     2,618      The Money Store Home Equity Trust,
                  (Series 1996-D,
                  Class A5, Sequential Payer)...........                    Aaa/NR       03/15/18       6.670        2,613,747
                                                                                                                  ------------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES
                      (COST $12,636,754).......................................................................     12,574,647
                                                                                                                  ------------
CORPORATE OBLIGATIONS (1.3%)
     5,000      Pepsico, Inc., (Series MTN, due
                  08/17/07) (cost $5,000,000)...........                     A1/A        02/17/00(a)    7.425        5,010,500
                                                                                                                  ------------

MUNICIPAL SECURITIES (74.5%)
ALABAMA (1.3%)
     5,000      Birmingham Special Care Facilities,
                  (Financing Authority Revenue, Baptist
                  Medical Centers, Series C, due
                  06/01/14).............................         ARDB       NR/NR        11/01/99(a)    6.475        5,000,000
                                                                                                                  ------------

ARIZONA (0.3%)
     1,000      Salt River Project, (Arizona Agriculture
                  Import & Power District Electric
                  System Revenue, due 01/01/19).........           RB       Aa2/AA       01/01/02(a)    5.750        1,000,310
                                                                                                                  ------------

ARKANSAS (2.7%)
     5,900      Arkansas Student Loan Authority Revenue,
                  (Series A, due 06/01/09)..............         ARDB       Aaa/NR       11/12/99(a)    3.385        5,900,000
     4,450      Arkansas Student Loan Authority Revenue,
                  (Series A, due 06/01/14)..............         ARDB       Aaa/NR       12/02/99(a)    3.900        4,450,000
                                                                                                                  ------------
                    TOTAL ARKANSAS......................                                                            10,350,000
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                                  S&P
  AMOUNT                                                  SECURITY       RATINGS         MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION               TYPE        (UNAUDITED)        DATE        RATE          VALUE
--------------  ----------------------------------------  -----------  ----------------  -----------  ---------  ---------------
CALIFORNIA (2.6%)
   $ 2,000      San Diego Industrial Development
                  Revenue, (due 09/01/18)...............         ARDB      Aaa/AAA       11/08/99(a)    4.150%    $  2,000,000
     8,000      Student Education Loan Marketing Corp.,
                  (Student Loan Revenue,
                  Series III-C-1, due 07/01/31).........         ARDB       A2/NR        11/26/99(a)    4.000        8,000,000
                                                                                                                  ------------
                    TOTAL CALIFORNIA....................                                                            10,000,000
                                                                                                                  ------------

COLORADO (0.4%)
     1,560      Denver City & County Airport Revenue,
                  (Series C, due 11/15/22)..............  Prerefunded      AAA/BBB+      11/15/02(a)    6.750        1,682,476
                                                                                                                  ------------

GEORGIA (0.7%)
     2,500      Fulton De Kalb Hospital Authority
                  Revenue, (Grady Memorial Hospital)....          ETM      Aaa/AAA       01/01/01(a)    6.300        2,559,575
                                                                                                                  ------------

HAWAII (1.3%)
     4,750      Hawaii, (Series CE, due 06/01/07).......  Prerefunded       AAA/A+       06/01/03(a)    5.250        4,892,547
                                                                                                                  ------------

ILLINOIS (3.5%)
     2,930      Du Page Water Common, (due 03/01/03)....           GO      Aaa/AAA       03/01/02(a)    6.150        3,067,505
    10,000      Illinois Development Financing Authority
                  Revenue, (Series A, due 02/01/15).....  Prerefunded      Baa2/NR       02/01/00(a)    8.500       10,306,200
       150      Illinois Health Facilities Authority
                  Revenue, (Rockford Memorial Hospital
                  Group, Callable, due 08/15/24), AMBAC
                  Insured...............................         ARDB      Aaa/AAA       11/24/99(a)    3.800          150,000
                                                                                                                  ------------
                    TOTAL ILLINOIS......................                                                            13,523,705
                                                                                                                  ------------

IOWA (0.8%)
     3,000      Polk County Revenue, (Health Facilities,
                  Mercy Health Center, due 11/01/15),
                  MBIA Insured..........................  Prerefunded      Aaa/AAA       11/01/01(a)    6.750        3,171,330
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                                  S&P
  AMOUNT                                                  SECURITY       RATINGS         MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION               TYPE        (UNAUDITED)        DATE        RATE          VALUE
--------------  ----------------------------------------  -----------  ----------------  -----------  ---------  ---------------
LOUISIANA (4.6%)
   $10,000      Louisiana Public Facilities Authority,
                  (Student Loan Revenue, Series A-1, due
                  02/01/29), MBIA Insured...............         ARDB       Aaa/NR       12/03/99(a)    4.200%    $ 10,000,000
     7,750      Louisiana Public Facilities Authority,
                  (Student Loan Revenue, Series A-3, due
                  09/01/21), MBIA Insured...............         ARDB       Aaa/NR       11/03/99(a)    3.970        7,750,000
                                                                                                                  ------------
                    TOTAL LOUISIANA.....................                                                            17,750,000
                                                                                                                  ------------

MICHIGAN (0.8%)
     3,000      Michigan Strategic Fund Ltd., (Detroit
                  Edison, Series C, due 09/01/29).......           RB       A3/A-        09/01/01(a)    4.730        3,003,870
                                                                                                                  ------------

MISSISSIPPI (3.9%)
     3,000      Mississippi Higher Education Assistance
                  Corp., (Student Loan Revenue,
                  Series B, due 09/01/04)...............         ARDB       Aaa/NR       11/24/99(a)    3.800        3,000,000
     4,000      Mississippi Higher Education Assistance
                  Corp., (Student Loan Revenue,
                  Series A, due 09/01/05)...............         ARDB       NR NR        11/17/99(a)    3.800        4,000,000
     1,500      Mississippi Higher Education Assistance
                  Corp., (Student Loan Revenue,
                  Series A, due 09/01/16)...............         ARDB       Aaa/NR       11/03/99(a)    3.970        1,500,000
     5,300      Mississippi Higher Education Assistance
                  Corp., (Student Loan Revenue,
                  Series B, due 09/01/09)...............         ARDB       Aaa/NR       11/16/99(a)    3.800        5,300,000
     1,000      Mississippi Higher Education Assistance
                  Corp., (Student Loan Revenue,
                  Series B, due 09/01/33)...............         ARDB       Aaa/NR       11/30/99(a)    3.849        1,000,000
                                                                                                                  ------------
                    TOTAL MISSISSIPPI...................                                                            14,800,000
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                                  S&P
  AMOUNT                                                  SECURITY       RATINGS         MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION               TYPE        (UNAUDITED)        DATE        RATE          VALUE
--------------  ----------------------------------------  -----------  ----------------  -----------  ---------  ---------------
MONTANA (3.1%)
   $ 9,700      Montana State Higher Education Student
                  Assistance Corp., (Student Loan
                  Revenue, Series A, due 12/01/15)......         ARDB       Aaa/NR       11/29/99(a)    3.800%    $  9,700,000
     2,000      Montana State Higher Education Student
                  Assistance Corp., (Student Loan
                  Revenue, Series A, due 12/01/31)......         ARDB       Aaa/NR       11/17/99(a)    3.800        2,000,000
                                                                                                                  ------------
                    TOTAL MONTANA.......................                                                            11,700,000
                                                                                                                  ------------

NEBRASKA (1.0%)
     2,050      Nebraska Investment Financial Authority
                  Hospital Revenue, (Bishop Clarkson
                  Memorial Hopsital, due 12/08/16), MBIA
                  Insured...............................         ARDB      Aaa/AAA       01/22/99(a)    3.750        2,050,000
     1,665      Omaha Airport Authority, (due
                  01/01/14).............................  Prerefunded        A1/A        01/01/02(a)    8.375        1,827,637
                                                                                                                  ------------
                    TOTAL NEBRASKA......................                                                             3,877,637
                                                                                                                  ------------

NEW MEXICO (5.5%)
     5,000      Chaves County Hospital Revenue, (Eastern
                  New Mexico Medical Center Project, due
                  12/01/22).............................  Prerefunded       AAA/NR       12/01/02(a)    7.250        5,490,200
     7,000      New Mexico Educational Assistance
                  Foundation, (Student Loan Revenue,
                  Series A-1, due 11/01/09).............         ARDB       Aaa/NR       11/23/99(a)    3.750        7,000,000
     8,500      New Mexico Educational Assistance
                  Foundation, (Student Loan Revenue,
                  Series B-1, due 11/01/25).............         ARDB       Aaa/NR       11/02/99(a)    3.950        8,500,000
                                                                                                                  ------------
                    TOTAL NEW MEXICO....................                                                            20,990,200
                                                                                                                  ------------

NEW YORK (2.0%)
     5,500      New York, (Series H)....................           GO       A3/A-        08/01/03       5.000        5,549,995
     2,000      New York, (Series J)....................           GO       A3/A-        05/15/01       5.000        2,017,860
                                                                                                                  ------------
                    TOTAL NEW YORK......................                                                             7,567,855
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                                  S&P
  AMOUNT                                                  SECURITY       RATINGS         MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION               TYPE        (UNAUDITED)        DATE        RATE          VALUE
--------------  ----------------------------------------  -----------  ----------------  -----------  ---------  ---------------
OHIO (2.4%)
   $ 5,000      Student Loan Funding Corp., (Student
                  Loan Revenue, Series A-1, due
                  12/01/04).............................         ARDB       AAA/NR       12/03/99(a)    4.000%    $  5,000,000
     1,000      Student Loan Funding Corp., (Student
                  Loan Revenue, Series A-5, due
                  09/01/47).............................         ARDB       AAA/NR       11/04/99(a)    4.000        1,000,000
     3,300      Student Loan Funding Corp., (Student
                  Loan Revenue, Series B-1, due
                  06/01/25).............................         ARDB      AAA/AAA       11/15/99(a)    3.740        3,300,000
                                                                                                                  ------------
                    TOTAL OHIO..........................                                                             9,300,000
                                                                                                                  ------------

OKLAHOMA (0.6%)
     2,500      Oklahoma Student Loan Authority,
                  (Student Loan Revenue, Series A-1, due
                  09/01/20).............................         ARDB       Aaa/NR       11/12/99(a)    3.800        2,500,000
                                                                                                                  ------------

PENNSYLVANIA (0.6%)
     2,200      Pennsylvania, (Third Series, due
                  12/01/06).............................           GO       Aa3/AA       12/01/02(a)    5.875        2,303,708
                                                                                                                  ------------

PUERTO RICO (0.6%)
     2,250      Puerto Rico Commonwealth Highway &
                  Transportation Authority, (Highway
                  Revenue, Series 1, due 07/01/12)......           RB       Baa1/A       07/01/02(a)    6.625        2,378,677
                                                                                                                  ------------

RHODE ISLAND (0.8%)
     3,000      Rhode Island Student Loan Authority,
                  (Student Loan Revenue, Series 1, due
                  12/01/30), AMBAC Insured..............         ARDB      Aaa/AAA       11/24/99(a)    3.800        3,000,000
                                                                                                                  ------------

SOUTH DAKOTA (4.2%)
     3,700      Education Loans, Inc., (Student Loan
                  Revenue, Series 1A, due 06/01/20).....         ARDB       Aaa/NR       11/12/99(a)    3.850        3,700,000
     5,000      Education Loans, Inc., (Student Loan
                  Revenue, Series 1B, due 06/01/20).....         ARDB       Aaa/NR       11/18/99(a)    3.800        5,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                                  S&P
  AMOUNT                                                  SECURITY       RATINGS         MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION               TYPE        (UNAUDITED)        DATE        RATE          VALUE
--------------  ----------------------------------------  -----------  ----------------  -----------  ---------  ---------------
SOUTH DAKOTA (CONTINUED)
   $ 4,200      Education Loans, Inc., (Student Loan
                  Revenue, Series 1C, due 06/01/20).....         ARDB       Aaa/NR       11/26/99(a)    3.700%    $  4,200,000
     2,000      Education Loans, Inc., (Student Loan
                  Revenue, Series 1E, due 06/01/20).....         ARDB       Aaa/NR       11/04/99(a)    3.950        2,000,000
     1,040      South Dakota Building Authority Revenue,
                  (Lease Revenue), AMBAC Insured........          ETM      Aaa/AAA       09/01/01       8.300        1,113,788
                                                                                                                  ------------
                    TOTAL SOUTH DAKOTA..................                                                            16,013,788
                                                                                                                  ------------

TEXAS (13.5%)
     2,000      Abilene Health Facilities Development,
                  (Corporate Hospital Revenue,
                  Series B, due 09/19/25)...............         ARDB      Aaa/AAA       11/09/99(a)    3.850        2,000,000
     4,000      Abilene Higher Education Authority, Inc.
                  (due 07/01/27)........................         ARDB       Aaa/NR       11/10/99(a)    3.830        4,000,000
     1,000      Brazos Higher Education Authority, Inc.,
                  (Student Loan Revenue, Series A-1, due
                  03/01/06).............................         ARDB       NR NR        11/12/99(a)    3.750        1,000,000
     4,300      Brazos Higher Education Authority, Inc.,
                  (Student Loan Revenue, Series A-1, due
                  06/01/14).............................         ARDB       Aaa/NR       11/12/99(a)    3.800        4,300,000
     5,000      Brazos River Authority Pollution Control
                  Revenue, (Texas Utilities Electric
                  Co., Series B, due 06/01/30)..........           RB      Baa1/BBB      06/19/00(a)    4.150        4,999,500
     3,000      Brazos River Authority Pollution Control
                  Revenue, (Texas Utilities Electric
                  Co., Series A, due 04/01/33)..........           RB      A3/BBB+       04/01/00(a)    3.700        2,999,130
     4,000      Harris County, (Toll Road Suburban Lien
                  Revenue, due 08/01/14)................           RB       Aa1/AA       08/01/01(a)    6.750        4,242,520
     1,650      Houston, (Series C, due 03/01/03).......  Prerefunded       NR/AA-       03/01/02(a)    5.900        1,703,345
     4,175      Houston, (Series C, due 03/01/03).......           GO      Aa3/AA-       03/01/02(a)    5.900        4,293,194
     3,035      Humble Independent School District, (due
                  2/15/04)..............................           GO      Aaa/AAA       02/15/03(a)    6.000        3,155,368

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                                  S&P
  AMOUNT                                                  SECURITY       RATINGS         MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION               TYPE        (UNAUDITED)        DATE        RATE          VALUE
--------------  ----------------------------------------  -----------  ----------------  -----------  ---------  ---------------
TEXAS (CONTINUED)
   $ 3,000      Matagorda County, (District No.1,
                  Pollution Control Revenue, Central
                  Power & Light, Series A, due
                  05/01/30).............................           RB      Baa1/A-       11/01/01(a)    4.900%    $  3,002,820
     8,825      Texas National Research Laboratory,
                  (Super Conducting Super Collider, due
                  12/01/21).............................  Prerefunded      AAA/AAA       12/01/01(a)    7.100        9,486,963
     3,290      Texas, (Public Finance Authority,
                  Series B, due 10/01/12)...............  Prerefunded       Aa1/AA       10/01/04(a)    5.750        3,436,833
     3,000      University Permanent University Fund,
                  (Series A, due 07/01/13)..............           RB      Aaa/AAA       07/01/02(a)    6.250        3,064,380
                                                                                                                  ------------
                    TOTAL TEXAS.........................                                                            51,684,053
                                                                                                                  ------------

UTAH (1.7%)
     6,000      Intermountain Power Agency, (Power
                  Supply Revenue, Series B), MBIA
                  Insured...............................           RB      Aaa/AAA       07/01/03       6.250        6,335,820
                                                                                                                  ------------

VERMONT (6.0%)
     3,000      Vermont Student Assistance Corp.,
                  (Student Loan Revenue, Series E, due
                  06/15/12).............................         ARDB      Aaa/AAA       11/17/99(a)    3.770        3,000,000
     4,800      Vermont Student Assistance Corp.,
                  (Student Loan Revenue, Series F, due
                  12/15/24).............................         ARDB      Aaa/AAA       11/10/99(a)    3.850        4,800,000
    12,000      Vermont Student Assistance Corp.,
                  (Student Loan Revenue, Series I, due
                  12/15/15).............................         ARDB      Aaa/AAA       11/03/99(a)    3.400       12,000,000
     3,000      Vermont Student Assistance Corp.,
                  (Student Loan Revenue, Series N, due
                  12/15/32).............................         ARDB      Aaa/AAA       11/25/99(a)    3.850        3,000,000
                                                                                                                  ------------
                    TOTAL VERMONT.......................                                                            22,800,000
                                                                                                                  ------------

WASHINGTON (4.5%)
     2,000      King County School District, (due
                  12/01/07).............................  Prerefunded       A1/A+        12/01/02(a)    6.700        2,126,820
     2,600      Seattle Municipal Light & Power Revenue,
                  (Series B, due 08/01/04)..............           RB       Aa2/AA       08/01/02(a)    5.500        2,712,164

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                                  S&P
  AMOUNT                                                  SECURITY       RATINGS         MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION               TYPE        (UNAUDITED)        DATE        RATE          VALUE
--------------  ----------------------------------------  -----------  ----------------  -----------  ---------  ---------------
WASHINGTON (CONTINUED)
   $ 4,000      Tacoma Electric System Revenue, (due
                  01/02/15), AMBAC Insured..............  Prerefunded      Aaa/AAA       01/01/01(a)    6.514%    $  4,169,760
     6,000      Washington Public Power Supply System,
                  (Nuclear Project #2, Series C, due
                  07/01/10).............................  Prerefunded      Aaa/AAA       01/01/01(a)    7.625        6,342,960
     1,000      Washington Public Power Supply System,
                  (Nuclear Project #3, Series B, due
                  07/01/04).............................           RB      Aa1/AA-       07/01/00(a)    7.375        1,038,250
     1,005      Whatcom County School District, (No. 501
                  Bellingham), FSA Insured..............           GO       Aaa/A1       12/01/00       4.000        1,004,236
                                                                                                                  ------------
                    TOTAL WASHINGTON....................                                                            17,394,190
                                                                                                                  ------------

WISCONSIN (4.2%)
     5,000      De Pere Development Revenue, (Box
                  Packaging Project, Series A, due
                  06/01/29).............................           RB       Aa1/NR       01/01/00(a)    4.200        5,000,300
     5,000      Wisconsin Health & Education Facilities
                  Authority Revenue, (Beloit College
                  Project, Series 1999, due 12/31/50)...           PP       NR/NR        11/09/99(a)    3.794        5,000,000
     6,250      Wisconsin Health & Education Facilities
                  Authority Revenue, (Carthage College
                  Project, Series 1999A, due
                  05/01/29).............................           PP       NR/NR        05/01/02(a)    4.450        6,120,813
                                                                                                                  ------------
                    TOTAL WISCONSIN.....................                                                            16,121,113
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                                  S&P
  AMOUNT                                                  SECURITY       RATINGS         MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION               TYPE        (UNAUDITED)        DATE        RATE          VALUE
--------------  ----------------------------------------  -----------  ----------------  -----------  ---------  ---------------
WYOMING (0.9%)
   $ 3,500      Wyoming Student Loan Corp., (Student
                  Loan Revenue, Series B, due
                  06/01/34).............................         ARDB       NR/AA        11/24/99(a)    4.250%    $  3,500,000
                                                                                                                  ------------
                    TOTAL MUNICIPAL SECURITIES (COST $286,210,587).............................................    285,200,854
                                                                                                                  ------------
  SHARES
--------------
PREFERRED STOCKS (0.2%)
    34,760      Farmers Group Capital
                  (cost $899,415).......................                   Aaa/AAA       12/31/25       8.450          862,483
                                                                                                                  ------------
PRINCIPAL
  AMOUNT
(IN THOUSANDS)
--------------
U.S. TREASURY OBLIGATIONS (0.1%)
       300      U.S. Treasury Notes (cost $300,638).....                                 02/15/00       5.875          300,543
                                                                                                                  ------------
                    TOTAL LONG TERM INVESTMENTS (COST $305,047,394)............................................    303,949,027
                                                                                                                  ------------
SHORT-TERM INVESTMENTS (19.5%)
COMMERCIAL PAPER-DOMESTIC (1.3%)
     5,000      Texas Utilities Co......................           CP                    02/15/00       6.252(y)     4,914,611
                                                                                                                  ------------

CORPORATE OBLIGATIONS (2.3%)
     8,000      MCI Worldcom, Inc., (144A)..............                    A3/A-        08/17/00       5.645        8,006,240
       750      Williams Companies, Inc., (144A)........                  Baa2/BBB-      02/15/00       5.950          750,030
                                                                                                                  ------------
                                                                                                                     8,756,270
                                                                                                                  ------------

MUNICIPAL SECURITIES (15.9%)
DISTRICT OF COLUMBIA (2.6%)
    10,000      District of Columbia, (Series B)........           GO      Baa3/BBB      06/01/00       4.250        9,994,600
                                                                                                                  ------------

FLORIDA (0.4%)
     1,300      Dade County Water & Sewer System
                  Revenue, (due 10/05/22), FGIC
                  Insured...............................         VRDN     VMIG1/A-1+     11/03/99(a)    3.450        1,300,000
                                                                                                                  ------------

INDIANA (1.3%)
     5,000      Indiana Health Facilities Financing
                  Authority, (due 03/31/00).............         VRDN       NR/NR        11/04/99(a)    3.670        5,000,000
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                                  S&P
  AMOUNT                                                  SECURITY       RATINGS         MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION               TYPE        (UNAUDITED)        DATE        RATE          VALUE
--------------  ----------------------------------------  -----------  ----------------  -----------  ---------  ---------------
LOUISIANA (0.6%)
   $ 2,400      Louisiana Public Facilities Authority,
                  (Industrial Development, Kinner Hotel
                  Ltd., due 12/01/15), LOC - Deutsche
                  Bank A.G..............................         VRDN       P-1/NR       11/01/99(a)    3.550%    $  2,400,000
                                                                                                                  ------------

MISSISSIPPI (2.6%)
    10,000      Mississippi Business Financial Corp.,
                  (Industrial Development Revenue,
                  Series B, due 06/01/20)...............         VRDN      P-1/A-1+      11/01/99(a)    6.150       10,000,000
                                                                                                                  ------------

NEW YORK (1.4%)
     5,250      Long Island Power Authority, (Electric
                  Systems Revenue)......................           RB       Baa/A-       04/01/00       4.000        5,246,272
                                                                                                                  ------------

OHIO (0.1%)
       500      Ohio Building Authority, (Disalle
                  Government Center, Series A)..........           RB      Aa2/AA-       10/01/00       5.000          505,125
                                                                                                                  ------------

PUERTO RICO (1.9%)
     7,015      Puerto Rico Commonwealth................           GO       Baa1/A       07/01/00       5.000        7,073,225
                                                                                                                  ------------

TEXAS (4.2%)
     8,000      ABN Amro Munitops Certificates Trust,
                  (Series 1999-6, due 03/07/07)
                  (144A)................................         VRDN     VMIG1/ NR      11/03/99(a)    3.630        8,000,000
     5,000      ABN Amro Munitops Certificates Trust,
                  (Series 1999-9, due 08/08/07)
                  (144A)................................         VRDN     VMIG1/ NR      11/03/99(a)    3.630        5,000,000
     3,000      Texas, (Series A).......................         TRAN     MIG1/Sp-1+     08/31/00       4.500        3,016,830
                                                                                                                  ------------
                                                                                                                    16,016,830
                                                                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                         MOODY'S/
PRINCIPAL                                                                  S&P
  AMOUNT                                                  SECURITY       RATINGS         MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION               TYPE        (UNAUDITED)        DATE        RATE          VALUE
--------------  ----------------------------------------  -----------  ----------------  -----------  ---------  ---------------
VIRGINIA (0.8%)
   $ 3,000      Virginia State Transportation Board,
                  (Transportation Contract Revenue,
                  Series A6, Registered D Shares, due
                  04/01/18), LIQ FAC-Bayerische Hypo....         VRDN      VMIG1/NR      11/03/99(a)    3.650%    $  3,000,000
                                                                                                                  ------------
                    TOTAL SHORT-TERM INVESTMENTS (COST $74,206,626)............................................     74,206,933
                                                                                                                  ------------
                TOTAL INVESTMENTS (COST $379,254,020) (98.9%)..................................................    378,155,960
                OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)...................................................      4,389,818
                                                                                                                  ------------
                NET ASSETS (100.0%)............................................................................   $382,545,778
                                                                                                                  ============

------------------------------
Note: Based on the cost of the investments of $379,254,020, for federal income tax purposes at October 31, 1999, the aggregate gross unrealized appreciation and depreciation was $49,487 and $1,147,547, respectively, resulting in net unrealized depreciation of investments of $1,098,060.

(a) The date listed under the heading maturity date represents an optional tender date or the next interest reset date, which may vary. The actual maturity date is indicated in the security description.

(y) Yield to maturity.

AMBAC - Ambac Indemnity Corp.
ARDB - Auction Rate Debt Bond.
CP - Commercial Paper.
ETM - Escrowed To Maturity
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Securities Assistance
GO - General Obligation.
LIQ FAC - Liquid Facility.
LOC - Letter of Credit.
MBIA - Municipal Bond Investors Assurance Corp.
MTN - Medium Term Note.
NR - Not Rated.
PP - Private Placement
RB - Revenue Bond.
TRAN - Tax Revenue Anticipation Note.
VRDN - Variable Rate Demand Note.
144A - Securities restricted for resale to Qualified Institutional Buyers

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $379,254,020 )          $378,155,960
Interest Receivable                                   4,616,458
Receivable for Investments Sold                       3,654,650
Receivable for Fund Shares Sold                         300,853
Receivable for Expense Reimbursements                   229,628
Prepaid Trustees' Fees                                      370
Prepaid Expenses and Other Assets                           362
                                                   ------------
    Total Assets                                    386,958,281
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     3,000,000
Payable for Fund Shares Redeemed                        455,608
Due to Custodian                                        344,579
Dividends Payable to Shareholders                       297,743
Advisory Fee Payable                                     81,723
Shareholder Servicing Fee Payable                        36,298
Administrative Services Fee Payable                      16,447
Administration Fee Payable                                  273
Fund Services Fee Payable                                   214
Accrued Expenses                                        179,618
                                                   ------------
    Total Liabilities                                 4,412,503
                                                   ------------
NET ASSETS                                         $382,545,778
                                                   ============
INSTITUTIONAL SHARES
Applicable to 178,635,579 shares outstanding
  (par value $0.001, unlimited shares authorized)  $354,823,191
                                                   ============
Net Asset Value, Offering and Redemption Price
  per Share                                               $1.99
                                                           ----
                                                           ----
SELECT SHARES
Applicable to 13,954,849 shares outstanding
  (par value $0.001, unlimited shares authorized)  $ 27,722,587
                                                   ============
Net Asset Value, Offering and Redemption Price
  per Share                                               $1.99
                                                           ----
                                                           ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $384,091,129
Accumulated Net Realized Loss on Investments and
  Futures Contracts                                    (447,291)
Net Unrealized Depreciation of Investments           (1,098,060)
                                                   ------------
    Net Assets                                     $382,545,778
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 16, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $ 6,294,977
Dividend Income                                                   119,021
                                                              -----------
    Investment Income                                           6,413,998
EXPENSES
Advisory Fee                                       $ 378,517
Shareholder Servicing Fee-Institutional Shares       140,498
Registration Fees                                    113,960
Administrative Services Fee                           76,874
Custodian Fees and Expenses                           60,654
Shareholder Servicing Fee-Select Shares               24,844
Fund Services Fee                                      2,246
Administration Fee                                     1,278
Trustees' Fees and Expenses                              513
Miscellaneous                                         69,215
                                                   ---------
    Total Expenses                                   868,599
Less: Reimbursement of Expenses                     (465,239)
                                                   ---------
NET EXPENSES                                                      403,360
                                                              -----------
NET INVESTMENT INCOME                                           6,010,638
NET REALIZED LOSS ON INVESTMENTS
  Investment Transactions                           (424,397)
  Futures Contracts                                  (22,894)
                                                   ---------
    Net Realized Loss                                            (447,291)
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                                  (1,098,060)
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $ 4,465,287
                                                              ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE PERIOD
                                                     APRIL 16, 1999
                                                    (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                    OCTOBER 31, 1999
                                                   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $        6,010,638
Net Realized Loss on Investments and Futures
  Contracts                                                  (447,291)
Net Change in Unrealized Depreciation of
  Investments                                              (1,098,060)
                                                   ------------------
    Net Increase in Net Assets Resulting from
      Operations                                            4,465,287
                                                   ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME
Institutional Shares                                       (5,639,686)
Select Shares                                                (370,952)
                                                   ------------------
    Total Distributions from Net Investment
      Income                                               (6,010,638)
                                                   ------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold          442,652,632
Reinvestment of Dividends                                   4,545,226
Cost of Shares of Beneficial Interest Redeemed            (63,106,729)
                                                   ------------------
    Net Increase from Shareholder Transactions            384,091,129
                                                   ------------------
    Total Increase in Net Assets                          382,545,778
NET ASSETS
Beginning of Period                                                --
                                                   ------------------
End of Period                                      $      382,545,778
                                                   ==================

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout this period is as follows:

                                                   INSTITUTIONAL SHARES     SELECT SHARES
                                                   --------------------  -------------------
                                                      FOR THE PERIOD       FOR THE PERIOD
                                                      APRIL 16, 1999         MAY 6, 1999
                                                     (COMMENCEMENT OF     (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH   OPERATIONS) THROUGH
                                                   OCTOBER 31, 1999(A)   OCTOBER 31, 1999(B)
                                                   --------------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $             2.00   $             2.00
                                                    ------------------   ------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                             0.04                 0.04
Net Realized and Unrealized Loss on Investments
  and Futures Contracts                                          (0.01)               (0.01)
                                                    ------------------   ------------------
Total from Investment Operations                                  0.03                 0.03
                                                    ------------------   ------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                            (0.04)               (0.04)
                                                    ------------------   ------------------

NET ASSET VALUE, END OF PERIOD                      $             1.99   $             1.99
                                                    ==================   ==================

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                      1.57%(c)               1.29%(c)
Net Assets, End of Period (in thousands)            $          354,823   $          $27,723
Ratios to Average Net Assets
  Net Expenses                                                    0.25%(d)               0.50%(d)
  Net Investment Income                                           4.01%(d)               3.75%(d)
  Expenses without Reimbursement                                  0.57%(d)               0.72%(d)
Portfolio Turnover                                                  69%(c)                 69%(c)

------------------------
(a) The figures have been adjusted to reflect a stock split that occurred on July 27, 1999. (7.50251256 to 1)

(b) The figures have been adjusted to reflect a stock split that occurred on July 27, 1999. (7.51256281 to 1)

(c) Not Annualized.

(d) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Tax Aware Enhanced Income Fund (the "fund") is a series of
J.P. Morgan Series Trust, a Massachusetts business trust (the "trust") which was organized on August 15, 1996. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The trustees of the trust have divided the beneficial interests in the fund into two classes of shares, Institutional Shares which commenced operation on April 16, 1999 and Select Shares which commenced operations on May 6, 1999. On July 27, 1999, both share classes had a share split. This lowered the fund's net asset value to $1.99, which should reduce overall price volatility. The investment objective of the fund is to provide high current after-tax income consistent with principal preservation by investing in tax exempt securities that are primarily municipal obligations and taxable fixed income securities. The Declaration of Trust permits the trustees to issue an unlimited number of shares in the fund.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) The fund values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the fund's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the fund's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Because of the large number of municipal bond issues outstanding, varying maturity dates, and the coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      exchange on which they are traded closes and the time when the fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the fund's trustees.

      The fund's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the fund. It is the policy of the fund to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the fund are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the fund are presented at the exchange rates and market values prevailing at the end of the period, the fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The fund may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the fund as unrealized appreciation or depreciation of forward foreign currency contract translations. At October 31, 1999, the fund had no open forward foreign currency contracts.

   e) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Upon entering into such a contract the fund is required to pledge to the broker an amount of cash and/ or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the fund agrees to receive from, or pay to, the broker an amount of cash equal to the daily

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The fund invests in futures contracts for the purpose of hedging its existing fund securities, or securities the fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. There were no open futures contracts at October 31, 1999.

   f) The fund may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   g) The fund may engage in swap transactions, specifically interest rate, currency, index and total return swaps. The fund will use these transactions to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. An interest rate swap is an agreement between two parties to exchange interest payments on a specified amount ("the notional amount") for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Risks associated with swap transactions include the ability of counterparties to meet the terms of their contracts, and the amount of the fund's potential gain or loss on swap transactions is not subject to any fixed limit.

   h) Net investment income (other than shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

   i) Substantially all of the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholder's of net realized capital gains, if any, are declared and paid annually.

   j) The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

2. TRANSACTIONS WITH AFFILIATES

   a) The fund has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      owned subsidiary of J.P. Morgan and Company, Incorporated
      ("J.P. Morgan"). Under the terms of the agreement, the fund pays Morgan at an annual rate of 0.25% of the fund's average daily net assets. For the period April 16, 1999 (commencement of operations) through October 31, 1999, this fee amounted to $378,517.

   b) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the period April 16, 1999 (commencement of operations) through October 31, 1999, the fee for these services amounted to $1,278.

   c) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for overseeing certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the trust and certain other investment companies for which Morgan provides similar services in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust and certain other investment companies for which Morgan provides similar service. For the period April 16, 1999 (commencement of operations) through October 31, 1999, the fee for these services amounted to $76,874.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, at no more than annual 0.25% and 0.50% of the average daily net assets of the Institutional Shares and Select Shares, respectively. This reimbursement arrangement can be changed or terminated at any time after February 29, 2000 at the option of J.P. Morgan. For the period April 16, 1999 (commencement of operations) through October 31, 1999, Morgan has agreed to reimburse Institutional Shares and Select Shares, $444,130 and $21,109, respectively, for expenses under this agreement.

   d) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% and 0.25% for Institutional Shares and Select Shares, respectively. For the period April 16, 1999 (commencement of operations) through October 31, 1999, the fee for these services amounted to $140,498 and $24,844 for Institutional Shares and Select Shares, respectively.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $2,246 for the period April 16, 1999 (commencement of operations) through October 31, 1999.

   f) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

      INSTITUTIONAL SHARES

                                                          FOR THE PERIOD
                                                   APRIL 16, 1999 (COMMENCEMENT
                                                      OF OPERATIONS) THROUGH
                                                         OCTOBER 31, 1999
                                                   -----------------------------
                                                      SHARES          AMOUNT
                                                   -------------  --------------
Shares sold......................................    59,897,441    $409,818,197
Dividend reinvestment............................     1,819,148       4,238,425
Shares issued due to stock split.................   134,183,876              --
Shares redeemed..................................   (17,264,886)    (57,789,703)
                                                    -----------    ------------
Net Increase.....................................   178,635,579    $356,266,919
                                                    ===========    ============

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

      SELECT SHARES

                                                         FOR THE PERIOD
                                                    MAY 6, 1999 (COMMENCEMENT
                                                     OF OPERATIONS) THROUGH
                                                        OCTOBER 31, 1999
                                                   ---------------------------
                                                      SHARES        AMOUNT
                                                   ------------  -------------
Shares sold......................................    6,301,706    $32,834,435
Dividend Reinvestment............................      126,790        306,800
Shares issued due to stock split.................    9,632,859             --
Shares redeemed..................................   (2,106,506)    (5,317,025)
                                                    ----------    -----------
Net Increase.....................................   13,954,849    $27,824,210
                                                    ==========    ===========

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period April 16, 1999 (commencement of operations) through October 31, 1999 were as follows:

                                                     COST OF       PROCEEDS
                                                    PURCHASES     FROM SALES
                                                   ------------  ------------
U.S. Government and Agency Obligations...........  $    301,500  $         --
Corporate Obligations............................     7,765,089     6,813,076
Municipal Obligations............................   482,200,134   142,507,243
                                                   ------------  ------------
                                                   $490,266,723  $149,320,319
                                                   ============  ============

5. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement has renewed the Agreement and will continue its participation therein for an additional 364 days until May 23, 2000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.085% (0.065% prior to May 26, 1999) on the unused portion of the committed amount; This is allocated to the funds in accordance with procedures established by their respective trustees. There were no outstanding borrowings pursuant to the Agreement as of October 31, 1999.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Tax Aware Enhanced Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Tax Aware Enhanced Income Fund (one of the funds comprising the J.P. Morgan Series Trust, hereafter referred to as the "fund") to October 31, 1999, the results of its operations, the changes in net assets and the financial highlights for the period April 16, 1999 (commencement of operations) to October 31, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial highlights in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included conformation of securities at October 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1999

FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS,
CALL J.P. MORGAN FUNDS SERVICES:
  INSTITUTIONAL SHARES (800) 766-7722
  SELECT SHARES (800) 521-5411
IM0783-MI



J.P. MORGAN
TAX AWARE
ENHANCED
INCOME FUND



ANNUAL REPORT
OCTOBER 31, 1999